RELATED PARTY TRANSACTIONS (Details Narrative) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Revenues from related parties			$ 2,294,400	¥ 15
Related Company Owned By Mr.Lin [Member]
Related Party Transaction [Line Items]
Due to related party | ¥					¥ 20
Ownership percentage	100.00%				100.00%
Debt, term	12 months
Debt interest rate	5.85%
Debt, maturity date	May 17, 2024
Taoping New Media Co Ltd [Member]
Related Party Transaction [Line Items]
Ownership interest, rate	5.00%				5.00%
Taoping New Media Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues from related parties	$ 71,000	$ 12,000
Other revenue	2,000	$ 19,000
Due to related party	$ 3,588,000					$ 3,339,000